SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31, 2018
	Adult Training	Kid Training	Total
	RMB	RMB	RMB

Revenue	1,915,446	169,925	2,085,371
Cost	(690,252)	(228,297)	(918,549)
Gross Margin	1,225,194	(58,372)	1,166,822